Stock-Based Compensation - Assumptions Used to Estimate Option Values (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		39.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		45.70%
Expected dividend yield		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum		1.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum		2.40%
Caesars Acquisition Company [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months
Caesars Acquisition Company [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years
Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	40.50%	42.90%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	44.60%	49.40%
Expected dividend yield	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.50%	0.70%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.20%	1.70%
Caesars Interactive Entertainment [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	9 months	1 year 6 months
Caesars Interactive Entertainment [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 2 months	4 years 8 months
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility		42.00%
Expected dividend yield		0.00%
Expected term		5 years 8 months
Risk-free interest rate		1.60%